UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	03/31/2006

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund, Inc.
March 31, 2006 (Unaudited)

CommonStocks--99.1%	Shares	Value($)

Consumer Cyclical--8.3%
Albertson's	130,655	3,353,914
Autonation	64,200a	1,383,510
Autozone	19,600a	1,953,924
Bed Bath & Beyond	99,400a	3,816,960
Best Buy	144,025	8,055,318
Big Lots	40,400a,b	563,984
Brunswick	33,700	1,309,582
Circuit City Stores	53,900	1,319,472
Coach	135,800a	4,695,964
Cooper Tire &Rubber	21,700b	311,178
Costco Wholesale	167,650	9,079,924
Cummins	16,500	1,734,150
CVS	289,580	8,649,755
Darden Restaurants	46,550	1,909,947
Dillard's, Cl.A	21,800b	567,672
Dollar General	112,209	1,982,733
Eastman Kodak	101,700b	2,892,348
Family Dollar Stores	55,050b	1,464,330
Federated Department Stores	96,454	7,041,142
Ford Motor	660,350b	5,256,386
Gap	203,351	3,798,597
General Motors	200,348b	4,261,402
Genuine Parts	61,250	2,684,588
Goodyear Tire&Rubber	62,700a,b	907,896
Harley-Davidson	96,500b	5,006,420
Harman International Industries	23,300	2,589,329
Harrah's Entertainment	65,250	5,086,890
Hasbro	63,050	1,330,355
Hilton Hotels	116,750	2,972,455
Home Depot	752,544	31,832,611
International Game Technology	119,400	4,205,268
JCPenney	82,300	4,971,743
Johnson Controls	68,800	5,223,984
Jones Apparel Group	40,500	1,432,485
Kohl's	122,123a,b	6,473,740
Kroger	257,048	5,233,497
Limited Brands	123,400	3,018,364
Liz Claiborne	37,200	1,524,456
Lowe'sCos.	277,010	17,850,524
Marriott International, Cl.A	57,500	3,944,500
Mattel	137,695	2,496,410
Maytag	28,700	612,171
McDonald's	445,155	15,295,526
Navistar International	21,900a	604,002
Nike,Cl.B	67,050	5,705,955
Nordstrom	77,400	3,032,532
Office Depot	104,700a	3,899,028
Office Max	25,100	757,267
Paccar	60,012	4,229,646
Radio Shack	47,700	917,271
Safeway	159,269	4,000,837
Sears Holdings	35,388a,b	4,679,709
Southwest Airlines	250,812	4,512,108
Staples	258,125	6,587,350
Starbucks	270,400a,b	10,177,856
Starwood Hotels & Resorts Worldwide	76,500	5,181,345
Supervalu	48,200b	1,485,524
Target	311,442	16,198,098
Tiffany&Co.	50,400	1,892,016
TJX Cos.	163,250	4,051,865
VF	31,200	1,775,280
Wal-Mart Stores	884,929	41,804,046
Walgreen	358,500	15,462,105
Wendy's International	40,500	2,513,430
Whirlpool	24,100	2,204,427
Whole Foods Market	49,200	3,268,848
Yum! Brands	97,750	4,776,065
		349,812,014
Consumer Staples--7.2%
Alberto-Culver	26,800	1,185,364
Altria Group	739,343	52,389,845
Anheuser-Busch Cos.	275,050	11,763,888
Archer-Daniels-Midland	231,605	7,793,508
Avon Products	159,600	4,974,732
Brown-Forman,Cl.B	29,500	2,270,615
Campbell Soup	65,249	2,114,068
Clorox	53,150	3,181,028
Coca-Cola	729,742	30,554,298
Coca-Cola Enterprises	107,500	2,186,550
Colgate-Palmolive	182,550	10,423,605
ConAgra Foods	183,950	3,947,567
Constellation Brands, Cl.A	69,800a	1,748,490
Dean Foods	48,200a	1,871,606
Estee Lauder Cos.,Cl.A	42,200	1,569,418
Fortune Brands	51,850	4,180,666
General Mills	126,200b	6,395,816
Hershey	63,478	3,315,456
HJ Heinz	118,700b	4,501,104
Kellogg	89,100	3,923,964
Kimberly-Clark	163,298	9,438,624
McCormick&Co.	47,000	1,591,420
Molson Coors Brewing,Cl.B	20,350b	1,396,417
Newell Rubbermaid	97,278b	2,450,433
Pactiv	50,750a	1,245,405
Pepsi Bottling Group	47,950	1,457,201
PepsiCo	586,891	33,916,431
Procter&Gamble	1,165,141	67,135,424
Reynolds American	30,300b	3,196,650
SaraLee	269,298	4,815,048
Sysco	219,350	7,030,167
Tyson Foods,Cl.A	89,300	1,226,982
UST	57,900b	2,408,640
WM Wrigley, Jr.	62,900	4,025,600
		301,626,030
Energy--9.9%
Amerada Hess	28,400	4,044,160
Anadarko Petroleum	81,684	8,250,901
Apache	117,022	7,666,111
Baker Hughes	121,260	8,294,184
BJ Services	114,800	3,972,080
Burlington Resources	134,100	12,325,131
Centerpoint Energy	109,846b	1,310,463
Chesapeake Energy	132,400b	4,158,684
Chevron	788,661	45,718,678
Conoco Phillips	488,354	30,839,555
Devon Energy	156,500	9,573,105
ElPaso	233,579	2,814,627
EOG Resources	85,900	6,184,800
Exxon Mobil	2,163,218	131,653,447
Halliburton	182,851	13,351,780
Kerr-McGee	41,138	3,927,856
KeySpan	61,850	2,527,810
KinderMorgan	37,300	3,431,227
Marathon Oil	129,990	9,901,338
Murphy Oil	58,500	2,914,470
Nabors Industries	56,000a	4,008,480
National Oilwell Varco	61,900a,b	3,969,028
Nicor	15,700b	621,092
NiSource	96,553	1,952,302
Noble	48,600	3,941,460
Occidental Petroleum	152,650	14,143,022
Peoples Energy	13,600b	484,704
Rowan Cos.	38,700	1,701,252
Schlumberger	209,300	26,491,101
Sempra Energy	91,495	4,250,858
Sunoco	47,200	3,661,304
Transocean	115,433a	9,269,270
Valero Energy	220,300b	13,169,534
Weatherford International	123,600a	5,654,700
Williams Cos.	210,671	4,506,253
XTO Energy	128,666	5,605,978
		416,290,745
HealthCare--12.7%
Abbott Laboratories	545,076	23,149,378
Aetna	200,864	9,870,457
Allergan	53,700	5,826,450
Amerisource Bergen	74,018	3,572,849
Amgen	414,024a	30,120,246
Applera-Applied Biosystems Group	64,950	1,762,743
Barr Pharmaceuticals	37,500a	2,361,750
Bausch&Lomb	19,000b	1,210,300
Baxter International	229,750	8,916,597
Becton, Dickinson&Co.	87,600	5,394,408
Biogen Idec	121,927a	5,742,762
Biomet	87,725b	3,115,992
Boston Scientific	209,600a	4,831,280
Bristol-Myers Squibb	694,028	17,080,029
Cardinal Health	149,500	11,140,740
CaremarkRx	158,900a	7,814,702
Chiron	38,750a,b	1,775,138
Cigna	42,871	5,599,810
Coventry Health Care	56,800a	3,066,064
CRBard	36,800	2,495,408
Eli Lilly&Co.	400,337	22,138,636
Express Scripts	51,900a	4,562,010
Fisher Scientific International	43,700a,b	2,973,785
Forest Laboratories	115,400a	5,150,302
Genzyme	92,050a	6,187,601
Gilead Sciences	163,800a	10,191,636
Guidant	120,045	9,370,713
HCA	144,505b	6,616,884
Health Management Associates,Cl.A	85,200	1,837,764
Hospira	56,977a	2,248,312
Humana	57,900a	3,048,435
Johnson&Johnson	1,054,302	62,435,764
King Pharmaceuticals	85,766a	1,479,464
Laboratory Corp. of America Holdings	44,400a	2,596,512
Manor Care	28,000	1,241,800
McKesson	108,469	5,654,489
Medco Health Solutions	107,799a	6,168,259
Medimmune	90,500a	3,310,490
Medtronic	427,573	21,699,330
Merck&Co.	774,766	27,295,006
Millipore	18,400a	1,344,304
Mylan Laboratories	77,400b	1,811,160
Patterson Cos.	49,100a,b	1,728,320
Perkin Elmer	46,368	1,088,257
Pfizer	2,606,611	64,956,746
Quest Diagnostics	57,600	2,954,880
Schering-Plough	524,151	9,953,627
St. Jude Medical	129,900a	5,325,900
Stryker	103,500	4,589,190
Tenet Healthcare	166,600a,b	1,229,508
Thermo Electron	57,500a	2,132,675
United Health Group	480,500	26,840,730
Waters	37,050a	1,598,708
Watson Pharmaceuticals	36,000a,b	1,034,640
Well Point	233,800a	18,103,134
Wyeth	476,120	23,101,342
Zimmer Holdings	87,802a	5,935,415
		534,782,831
Interest Sensitive--23.9%

ACE	114,150	5,936,942
Aflac	176,492	7,965,084
Allstate	228,471	11,905,624
AMBAC Financial Group	37,394b	2,976,562
Ameren	72,500b	3,611,950
American Express	438,473	23,041,756
American International Group	919,473	60,767,971
Ameriprise Financial	88,834	4,002,860
AmSouth Bancorp	122,400	3,310,920
AON	114,050	4,734,215
Apartment Investment&Management,Cl.A	34,200	1,603,980
Archstone-Smith Trust	75,600	3,687,012
Bank of America	1,645,465	74,934,476
Bank of New York	273,232	9,847,281
BB&T	189,700b	7,436,240
Bear Stearns Cos.	42,252	5,860,352
Boston Properties	31,900	2,974,675
Capital One Financial	106,700	8,591,484
Charles Schwab	365,578	6,291,597
Chubb	70,800	6,757,152
Cincinnati Financial	61,630	2,592,774
CIT Group	70,800	3,789,216
Citigroup	1,768,190	83,529,296
Comerica	57,700	3,344,869
Compass Bancshares	43,794b	2,216,414
Countrywide Financial	213,598	7,839,047
E*TradeFinancial	148,000a	3,993,040
Equity Office Properties Trust	143,900b	4,832,162
Equity Residential	102,850b	4,812,351
Fannie Mae	342,909	17,625,523
Federated Investors,Cl.B	29,800	1,163,690
Fifth Third Bancorp	196,792	7,745,733
First Horizon National	44,600	1,857,590
Franklin Resources	54,100	5,098,384
Freddie Mac	244,815	14,933,715
General Electric	3,692,583	128,428,037
Genworth Financial, Cl.A	133,500	4,462,905
Golden West Financial	90,686	6,157,579
Goldman Sachs Group	154,450	24,242,472
H & R Block	116,100b	2,513,565
Hartford Financial Services Group	107,150	8,630,932
Huntington Bancshares/OH	88,104	2,125,950
Janus Capital Group	76,100	1,763,237
Jefferson-Pilot	48,137b	2,692,784
JP Morgan Chase & Co.	1,234,726	51,413,991
Keycorp	143,566	5,283,229
Kimco Realty	71,300	2,897,632
Lehman Brothers Holdings	95,830	13,850,310
Lincoln National	61,400	3,351,826
Loews	48,050	4,862,660
M&T Bank	28,100	3,207,334
Marsh&McLennan Cos.	193,758	5,688,735
Marshall&Ilsley	74,300	3,237,994
MBIA	47,450	2,853,168
Mellon Financial	146,757	5,224,549
Merrill Lynch& Co.	325,331	25,623,070
Metlife	268,500b	12,987,345
MGIC Investment	31,000b	2,065,530
Morgan Stanley	380,416	23,897,733
National City	193,899	6,767,075
NorthFork Bancorporation	168,550	4,859,296
Northern Trust	65,590	3,443,475
Plum Creek Timber	65,250	2,409,682
PNC Financial Services Group	103,523	6,968,133
Principal Financial Group	99,050b	4,833,640
Progressive	69,682	7,265,045
Prologis	86,300	4,617,050
Prudential Financial	175,350	13,293,283
Public Storage	29,300	2,380,039
Regions Financial	161,684	5,686,426
Safeco	43,650	2,191,667
Simon Property Group	64,800b	5,452,272
SLM	147,800	7,676,732
Sovereign Bancorp	126,500	2,771,615
St. Paul Travelers Cos.	246,534	10,302,656
State Street	117,950	7,127,719
Sun Trust Banks	131,350	9,557,026
Synovus Financial	110,950	3,005,636
T Rowe Price Group	46,800	3,660,228
Torchmark	36,700	2,095,570
Unum Provident	105,769b	2,166,149
US Bancorp	638,005b	19,459,153
Vornado Realty Trust	42,000	4,032,000
Wachovia	574,826	32,218,997
Washington Mutual	351,217	14,968,869
Wells Fargo&Co.	593,657	37,916,873
XLCapital,Cl.A	61,800	3,961,998
Zions Bancorporation	37,000b	3,061,010
		1,003,223,818
Producer Goods--10.8%
3M	267,498	20,246,924
Air Products&Chemicals	78,850	5,297,931
Alcoa	308,856	9,438,639
Allegheny Technologies	30,636	1,874,310
American Power Conversion	60,900b	1,407,399
American Standard Cos.	63,100	2,704,466
Ashland	25,200	1,791,216
Avery Dennison	39,150	2,289,492
Ball	36,900	1,617,327
Bemis	37,300	1,177,934
Black&Decker	27,400	2,380,786
Boeing	283,520	22,094,714
Burlington Northern Santa Fe	132,092	11,007,226
Caterpillar	237,630	17,064,210
Centex	43,500b	2,696,565
Cooper Industries,Cl.A	32,500	2,824,250
CSX	77,700	4,646,460
Deere&Co.	83,900	6,632,295
Dover	72,050	3,498,748
Dow Chemical	342,752	13,915,731
DR Horton	96,300	3,199,086
Eastman Chemical	28,900	1,479,102
Eaton	52,700	3,845,519
Ecolab	64,600	2,467,720
EI DuPont deNemours&Co.	325,950	13,758,349
Emerson Electric	145,790	12,192,418
Engelhard	43,850	1,736,898
FedEx	107,640	12,156,862
Fluor	30,800	2,642,640
Freeport-McMoRan Copper&Gold,Cl.B	65,200	3,897,004
General Dynamics	141,772	9,070,573
Goodrich	43,700	1,905,757
Hercules	40,000a	552,000
Honeywell International	294,224	12,583,960
Illinois Tool Works	72,650	6,996,921
Ingersoll-Rand,Cl.A	116,000	4,847,640
International Flavors& Fragrances	28,000	960,960
International Paper	174,520	6,033,156
ITT Industries	65,400	3,676,788
KB Home	27,200	1,767,456
L-3 Communications Holdings	43,002	3,689,142
Leggett&Platt	64,600	1,574,302
Lennar,Cl.A	48,600	2,934,468
Lockheed Martin	126,960	9,538,505
Louisiana-Pacific	37,600	1,022,720
Masco	147,500	4,792,275
Mead Westvaco	64,239	1,754,367
Molex	50,475	1,675,770
Monsanto	95,413	8,086,252
Newmont Mining	158,254	8,211,800
Norfolk Southern	146,050	7,896,924
Northrop Grumman	124,204	8,481,891
Nucor	55,100	5,773,929
Pall	44,301	1,381,748
Parker Hannifin	42,375	3,415,849
Phelps Dodge	72,098	5,806,052
PPG Industries	58,533b	3,708,066
Praxair	114,300	6,303,645
Pulte Homes	75,800	2,912,236
Raytheon	158,050	7,245,012
Rockwell Automation	62,800	4,515,948
Rockwell Collins	61,050	3,440,168
Rohm&Haas	51,041b	2,494,374
Sealed Air	28,873	1,670,881
Sherwin-Williams	39,300	1,942,992
Sigma-Aldrich	23,700b	1,559,223
Snap-On	20,700b	789,084
StanleyWorks	25,700	1,301,962
Temple-Inland	39,300	1,750,815
Textron	46,900	4,379,991
Tronox,Cl.B	35a	601
Tyco International	713,971	19,191,540
Union Pacific	93,828b	8,758,844
United Parcel Service, Cl.B	386,850	30,708,153
United States Steel	38,600b	2,342,248
United Technologies	359,682	20,850,766
Vulcan Materials	35,600	3,084,740
Weyerhaeuser	86,200	6,243,466
WW Grainger	27,100	2,041,985
		453,650,166
Services--6.1%
Affiliated Computer Services, Cl.A	41,600a	2,481,856
Allied Waste Industries	77,700a,b	951,048
Alltel	137,400	8,896,650
Apollo Group,Cl.A	49,850a	2,617,623
Automatic Data Processing	205,278	9,377,099
Carnival	153,824b	7,286,643
CBS,Cl.B	273,693	6,563,158
Cendant	357,202	6,197,455
Cintas	48,800	2,079,856
Clear Channel Communications	183,047	5,310,193
Comcast,Cl.A	757,625a	19,819,470
Computer Sciences	66,100a	3,671,855
Convergys	49,502a	901,431
Dow Jones & Co.	20,900b	821,370
Electronic Data Systems	182,250	4,889,767
Equifax	45,850	1,707,454
EW Scripps,Cl.A	30,100b	1,345,771
First Data	271,740	12,722,867
Fiserv	65,382a	2,782,004
Gannett	84,388	5,056,529
IMS Health	70,550b	1,818,074
Interpublic Group of Cos.	152,493a,b	1,457,833
Knight-Ridder	23,694	1,497,698
McGraw-HillCos.	130,100	7,496,362
Meredith	14,800	825,692
Monster Worldwide	44,800a	2,233,728
Moody's	86,200	6,159,852
New York Times,Cl.A	51,400b	1,300,934
News,Cl.A	850,400	14,125,144
Omnicom Group	63,380b	5,276,385
Paychex	118,375	4,931,503
Robert Half International	60,800	2,347,488
RR Donnelley& Sons	76,550	2,504,716
Ryder System	21,500b	962,770
Sabre Holdings,Cl.A	46,750	1,100,028
Sprint Nextel	1,051,161	27,162,000
Time Warner	1,595,968	26,796,303
Tribune	92,730b	2,543,584
Unisys	121,100a	834,379
Univision Communications,Cl.A	79,200a	2,730,024
Viacom,Cl.B	273,793a	10,623,168
Walt Disney	682,209	19,026,809
Waste Management	195,654	6,906,586
		256,141,159
Technology--15.0%
ADC Telecommunications	41,514a,b	1,062,343
Adobe Systems	212,500	7,420,500
Advanced Micro Devices	170,400a	5,650,464
Agilent Technologies	151,890a	5,703,469
Altera	127,300a	2,627,472
Amazon.Com	109,300a	3,990,543
Analog Devices	129,700	4,966,213
Andrew	56,443a,b	693,120
Apple Computer	301,700a	18,922,624
Applied Materials	562,000	9,840,620
Applied Micro Circuits	104,300a	424,501
Autodesk	81,800	3,150,936
Avaya	147,692a	1,668,920
BMC Software	75,400a	1,633,164
Broadcom,Cl.A	156,087a	6,736,715
CA	161,609	4,397,381
Ciena	206,300a,b	1,074,823
Cisco Systems	2,178,818a	47,214,986
Citrix Systems	63,200a	2,395,280
Compuware	135,600a	1,061,748
Comverse Technology	71,600a	1,684,748
Corning	547,698a	14,738,553
Danaher	84,000	5,338,200
Dell	833,712a	24,811,269
eBay	408,600a	15,959,916
Electronic Arts	107,600a	5,887,872
EMC/Massachusetts	841,944a	11,475,697
Freescale Semiconductor, Cl.B	145,402a	4,037,814
Gateway	93,600a,b	204,984
Google,Cl.A	71,800a	28,002,000
Hewlett-Packard	1,001,980	32,965,142
Intel	2,084,110	40,327,528
International Business Machines	555,268	45,792,952
Intuit	62,650a	3,332,354
Jabil Circuit	61,800a	2,648,748
JDS Uniphase	593,800a,b	2,476,146
Kla-Tencor	70,700	3,419,052
Lexmark International, Cl.A	38,350a	1,740,323
Linear Technology	108,250b	3,797,410
LSI Logic	138,800a,b	1,604,528
Lucent Technologies	1,583,221a,b	4,828,824
Maxim Integrated Products	113,550b	4,218,383
Micron Technology	219,250a	3,227,360
Microsoft	3,148,096	85,659,692
Motorola	885,485	20,286,461
National Semiconductor	119,600	3,329,664
NCR	64,500a	2,695,455
Network Appliance	132,500a	4,773,975
Novell	138,000a	1,059,840
Novellus Systems	47,200a,b	1,132,800
Nvidia	60,600a	3,469,956
Oracle	1,334,892a	18,274,671
Parametric Technology	39,340a	642,422
Pitney Bowes	80,400	3,451,572
PMC-Sierra	65,800a,b	808,682
QLogic	57,200a	1,106,820
Qualcomm	586,700	29,692,887
Sanmina-SCI	188,472a	772,735
Solectron	324,000a	1,296,000
Sun Microsystems	1,226,084a,b	6,289,811
Symantec	369,579a	6,220,015
Symbol Technologies	89,606	948,031
Tektronix	28,900	1,032,019
Tellabs	159,600a	2,537,640
Teradyne	70,200a	1,088,802
Texas Instruments	566,948	18,408,802
Veri Sign	86,600a	2,077,534
Xerox	329,966a	5,015,483
Xilinx	122,100	3,108,666
Yahoo!	447,076a,b	14,422,672
		632,758,732
Utilities--5.2%
AES	232,400a	3,964,744
Allegheny Energy	57,800a	1,956,530
American Electric Power	139,450	4,744,089
A T&T	1,374,374	37,163,073
BellSouth	636,901	22,068,620
Century Tel	46,400	1,815,168
Cinergy	71,120	3,229,559
Citizens Communications	116,400b	1,544,628
CMS Energy	78,200a	1,012,690
Consolidated Edison	86,900	3,780,150
Constellation Energy Group	63,250	3,460,407
Dominion Resources/VA	123,092	8,497,041
DTE Energy	62,950b	2,523,665
Duke Energy	328,800a,b	9,584,520
Dynegy,Cl.A	106,700a,b	512,160
Edison International	115,400	4,752,172
Entergy	73,650	5,077,431
Exelon	236,350b	12,502,915
First Energy	116,833	5,713,134
FPL Group	143,000	5,740,020
P G&E	122,350	4,759,415
Pinnacle West Capital	35,100	1,372,410
PPL	134,700	3,960,180
Progress Energy	89,385	3,931,152
Public Service Enterprise Group	88,850	5,689,954
Qwest Communications International	549,562a,b	3,737,022
Southern	262,810	8,612,284
TECO Energy	73,800b	1,189,656
TXU	163,960	7,338,849
Verizon Communications	1,036,813	35,313,851
Xcel Energy	143,095b	2,597,174
		218,144,663
Total Common Stocks
(cost$2,753,768,224)		4,166,430,158

	Principal
Short-Term Investments--.1%	Amount($)	Value($)

U.S. Treasury Bills
4.49%,5/18/06	1,000,000[c]	994,430
4.55%,6/15/06	1,500,000[c]	1,486,425
4.56%,6/22/06	1,500,000[c]	1,485,150
Total Short-Term Investments
(cost$3,964,342)		3,966,005

Other Investment--.9%	Shares	Value($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost$37,823,000)	37,823,000[d]	37,823,000

Investment of Cash Collateral for
Securities Loaned--3.6%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $149,868,227)	149,868,227[d]	149,868,227

Total Investments (cost$2,945,423,793)	103.7%	4,358,087,390
Liabilities, Less Cash and Receivables	(3.7%)	(153,483,933)
Net Assets	100.0%	4,204,603,457

a Non-income producing security.
b All or a portion of these securities are on loan. At March 31, 2006, the total market value of the fund's securities on loan is $141,459,270 and the total market value of the collateral held by the fund is $149,868,227.
c Partially held by a broker in a segregated account as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
March 31, 2006 (Unaudited)

Market Value Unrealized
Covered (Depreciation)
Contracts by Contracts($) Expiration at 3/31/2006($)

Financial Futures Long
Standard & Poor's 500	144 46,918,800 June 2006 (322,120)

See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)